Stockholders’ Equity (Details Narrative)						1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 25, 2022 € / shares shares	Jul. 26, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 02, 2021 USD ($) $ / shares shares	Nov. 02, 2021 USD ($) $ / shares shares	May 16, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 03, 2023 $ / shares	Jun. 28, 2023 $ / shares shares	Jun. 27, 2023 shares	Oct. 13, 2022 $ / shares shares	Jul. 14, 2022 $ / shares shares	Dec. 28, 2021 $ / shares shares	Dec. 01, 2021 $ / shares	Dec. 21, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized | shares			15,000,000				15,000,000		15,000,000	15,000,000		15,000,000	300,000,000					15,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001						$ 0.001	$ 0.001
Preferred Stock, Shares Authorized | shares			20,000,000				20,000,000		20,000,000	20,000,000								20,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001				$ 0.001		$ 0.001	$ 0.001				$ 0.001				$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 100.00
Stock Issued During Period, Shares, New Issues | shares		214,286
[custom:ShareExercisePrice-0]														$ 5.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate										55.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										1.34%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term							6 years			6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%	0.00%	0.00%	0.00%
Proceeds from Issuance of Private Placement | $								$ 9,391,000	$ 9,391,000	$ 14,995,000
Common Stock, Shares, Issued | shares			855,237				1,367,628		1,334,950	855,237
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		142,858
Proceeds from Warrant Exercises | $		$ 4,600,000							$ 4,630,000	$ 13,253,000
[custom:WarrantInducementCostExperience] | $									$ 2,629,000
Senior A Junior Participating Cumulative Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Authorized | shares														5,000
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs | $		$ 300,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 105.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							95.00%	65.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							3.90%	2.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term								6 years	6 years
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		32.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							70.00%	55.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							3.50%	1.79%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term								5 years 2 months 26 days	5 years 2 months 26 days
2022 Pre-Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding, Term						5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 55.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						78,450
Prefunded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.02
May 2022 PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Private Placement | $						$ 9,400,000
Private Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | € / shares	€ 1.00
Conversion of Stock, Shares Issued | shares	157,042
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding, Term					5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									20.00%
Warrant [Member] | Inducement Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share		$ 33.20
Class of Warrant or Right, Date from which Warrants or Rights Exercisable		Jan. 27, 2023
[custom:WarrantExpirationDate]		Dec. 01, 2026
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares										180,000
Common Stock [Member] | 2022 Pre-Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share															$ 0.02
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 55.00
Common Stock, Shares, Issued | shares															78,450
Common Stock [Member] | Private Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Issued | shares	3,148,042
Warrant One [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																4,286
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.001
Sale of Stock, Number of Shares Issued in Transaction | shares					180,000
Shares Issued, Price Per Share					$ 100.00
Proceeds from Issuance Initial Public Offering | $					$ 18,000,000
Payments of Stock Issuance Costs | $			$ 3,100,000							$ 3,100,000
IPO [Member] | Black Scholes Option Pricing Model [Member] | UPO Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding | $									$ 21,000
IPO [Member] | Black Schole Option Pricing Model [Member] | UPO Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:PerShareFairValueOfSharebasedPaymentAward-0]									$ 25.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.15%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 100.00
Over-Allotment Option [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					27,000
Stock Issued During Period, Shares, New Issues | shares					810
[custom:ShareExercisePrice-0]					$ 0.25
Over-Allotment Option [Member] | Unit Purchase Options [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares					5,400
[custom:ShareExercisePrice-0]					$ 125.00
UPO [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Equity, Fair Value Disclosure | $									$ 300,000
UPO [Member] | Black Schole Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:PerShareFairValueOfSharebasedPaymentAward-0]									$ 99
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.15%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs | $										$ 300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						170,950
Proceeds from Issuance of Private Placement | $				$ 15,000,000
Private Placement [Member] | 2022 Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						170,950
Private Placement [Member] | Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 105.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				142,857
Private Placement [Member] | Prefunded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.002												$ 0.002
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				75,357												75,357
Sale of Stock, Price Per Share				$ 104.80
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 131.20							$ 131.20
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding, Term			5 years							5 years
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares				67,500
Private Placement [Member] | Common Stock [Member] | May 2022 PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares						92,500
PP UPO [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $				$ 300,000
PP UPO [Member] | Black Schole Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:PerShareFairValueOfSharebasedPaymentAward-0]			$ 127.80							$ 127.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate										60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										1.15%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term										5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
PP UPO [Member] | Warrant [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $				100,000
PP UPO [Member] | Common Stock [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $				$ 200,000